Schedule of Investments
PRIMECAP Odyssey Aggressive Growth Fund
January 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.4%
	Communication Services - 6.9%
51,475	Alphabet, Inc. - Class A (a)	$94,063,356
52,512	Alphabet, Inc. - Class C (a)	96,398,379
252,000	ANGI Homeservices, Inc. - Class A (a)	3,522,960
1,104,300	Baidu, Inc. - ADR (a)	259,532,586
3,766,542	comScore, Inc. (a) (b)	12,015,269
126,800	Electronic Arts, Inc.	18,157,760
96,900	Facebook, Inc. - Class A (a)	25,032,177
1,029,400	IMAX Corp. (a)	19,455,660
621,983	Lions Gate Entertainment Corp. - Class B (a)	7,687,710
150,305	Live Nation Entertainment, Inc. (a)	9,987,767
207,375	Madison Square Garden Entertainment Corp. - Class A (a)	18,404,531
2,950	Madison Square Garden Sports Corp. - Class A (a)	477,575
5,500	Netflix, Inc. (a)	2,928,145
1,217,050	Pinterest, Inc. - Class A (a)	83,380,096
363,300	Skillz, Inc. - Class A (a)	10,034,346
231,100	Snap, Inc. - Class A (a)	12,234,434
5,100	Take-Two Interactive Software, Inc. (a)	1,022,295
832,158	T-Mobile US, Inc. (a)	104,918,481
198,500	Tribune Publishing Co.	2,900,085
7,801,692	WildBrain Ltd. - CAD (a)	14,703,482
83,589	ZoomInfo Technologies, Inc. - Class A (a)	4,013,108
		800,870,202

	Consumer Discretionary - 14.9%
727,400	Alibaba Group Holding Ltd. - ADR (a)	184,635,942
17,590	Amazon.com, Inc. (a)	56,397,058
31,000	At Home Group, Inc. (a)	755,470
75,000	Boot Barn Holdings, Inc. (a)	4,293,000
60,400	Burlington Stores, Inc. (a)	15,033,560
1,202,300	CarMax, Inc. (a)	141,606,894
2,041,800	Chegg, Inc. (a)	194,501,868
13,500	Darden Restaurants, Inc.	1,578,015
314,000	eBay, Inc.	17,744,140
2,844,601	Entain PLC - GBP (a)	48,368,156
9,800	Five Below, Inc. (a)	1,722,154
722,100	GAN Ltd. (a)	17,048,781
108,340	Gildan Activewear, Inc.	2,699,833
1,247,450	iRobot Corp. (a)	149,818,745
300,000	Magnite, Inc. (a)	10,392,000
1,073,030	Norwegian Cruise Line Holdings Ltd. (a)	24,304,129
195,000	OneSpaWorld Holdings Ltd. (a)	1,850,550
61,200	Restaurant Brands International, Inc.	3,531,240
1,107,676	Royal Caribbean Cruises Ltd.	71,998,940
3,824,411	Sony Corp. - ADR	366,034,377
453,250	Tesla, Inc. (a)	359,667,472
983,300	Tuesday Morning Corp. (a)	2,261,590
31,300	Ulta Beauty, Inc. (a)	8,756,488
824,600	XPeng, Inc. - ADR (a)	39,729,228
		1,724,729,630

	Consumer Staples - 0.2%
4,200	Beyond Meat, Inc. (a)	747,936
165,800	Calavo Growers, Inc.	12,625,670
43,500	Sanderson Farms, Inc.	5,924,265
		19,297,871

	Energy - 0.4%
604,350	Cabot Oil & Gas Corp.	11,077,735
175,600	EOG Resources, Inc.	8,948,576
28,500	New Fortress Energy, Inc.	1,273,380
8,973,882	Transocean Ltd. (a)	30,152,244
		51,451,935

	Financials - 4.5%
6,800	Cboe Global Markets, Inc.	623,764
149,300	Charles Schwab Corp. (The)	7,694,922
142,271	CME Group, Inc. - Class A	25,856,331
449,703	Discover Financial Services	37,568,189
76,000	LPL Financial Holdings, Inc.	8,233,840
359,820	MarketAxess Holdings, Inc.	194,576,263
1,795,754	Morgan Stanley	120,405,306
3,805,138	NMI Holdings, Inc. - Class A (a)	80,706,977
150,300	Progressive Corp. (The)	13,104,657
449,300	Tradeweb Markets, Inc. - Class A	27,312,947
		516,083,196

	Health Care - 31.3%
6,000	10x Genomics, Inc. - Class A (a)	1,026,900
396,400	Abbott Laboratories	48,991,076
973,173	ABIOMED, Inc. (a)	338,907,497
1,244,900	Accuray, Inc. (a)	6,149,806
88,200	Adaptive Biotechnologies Corp. (a)	4,892,454
1,999,300	Alkermes PLC (a)	41,965,307
1,233,800	Allogene Therapeutics, Inc. (a)	42,812,860
2,130,000	Amicus Therapeutics, Inc. (a)	40,278,300
500,000	Arbutus Biopharma Corp. (a)	1,890,000
296,000	Arena Pharmaceuticals, Inc. (a)	21,975,040
669,647	BeiGene Ltd. - ADR (a)	214,287,040
1,476,800	BeiGene Ltd. - HKD (a)	36,209,290
891,409	Biogen, Inc. (a)	251,921,098
2,032,090	BioMarin Pharmaceutical, Inc. (a)	168,216,410
1,868,492	BioNTech SE - ADR (a)	218,501,455
409,260	Boston Scientific Corp. (a)	14,504,174
7,047,900	Calithera Biosciences, Inc. (a) (b)	20,227,473
10,227,700	Cerus Corp. (a) (b)	67,400,543
17,000	Charles River Laboratories International, Inc. (a)	4,403,850
108,000	Edwards Lifesciences Corp. (a)	8,918,640
755,892	Elanco Animal Health, Inc. (a)	21,943,545
1,204,294	Eli Lilly & Co.	250,457,023
9,757,107	Epizyme, Inc. (a) (b)	106,840,322
550,600	Exact Sciences Corp. (a)	75,520,296
3,374,631	FibroGen, Inc. (a)	162,589,722
4,248,032	Fluidigm Corp. (a) (b)	27,527,247
337,800	Glaukos Corp. (a)	29,959,482
65,363	Guardant Health, Inc. (a)	10,163,947
157,371	Health Catalyst, Inc. (a)	7,818,191
13,000	Illumina, Inc. (a)	5,543,720
275,500	ImmunoGen, Inc. (a)	1,964,315

758,756	Insulet Corp. (a)	202,724,428
893,900	LivaNova PLC (a)	56,226,310
385,100	Mereo Biopharma Group PLC - ADR (a)	1,047,472
11,158,430	Nektar Therapeutics (a) (b)	219,821,071
370,500	NuVasive, Inc. (a)	19,910,670
823,400	OraSure Technologies, Inc. (a)	12,540,382
19,500	Penumbra, Inc. (a)	5,091,255
438,692	Pulmonx Corp. (a)	24,882,610
227,000	QIAGEN N.V. - EUR (a)	12,305,486
3,777,480	Rhythm Pharmaceuticals, Inc. (a) (b)	115,930,861
177,600	Roche Holding AG - CHF	61,240,348
1,754,573	Seagen, Inc. (a)	288,223,707
15,400	Seer, Inc. (a)	960,960
276,500	Shockwave Medical, Inc. (a)	32,085,060
39,625	Sio Gene Therapies, Inc. (a)	100,251
397,540	Turning Point Therapeutics, Inc. (a)	49,887,295
3,252,220	Wave Life Sciences Ltd. (a) (b)	33,075,077
4,273,241	Xencor, Inc. (a) (b)	195,500,776
921,930	Zentalis Pharmaceuticals, Inc. (a)	35,374,454
		3,620,735,496

	Industrials - 9.1%
2,906,600	AECOM (a)	145,620,660
604,800	Alaska Air Group, Inc.	29,532,384
5,553,100	American Airlines Group, Inc.	95,346,727
272,000	Axon Enterprise, Inc. (a)	44,651,520
80,100	Bloom Energy Corp. - Class A (a)	2,796,291
41,000	Controladora Vuela Compania de Aviacion, S.A.B. de C.V. - ADR (a)	462,480
340,000	Cornerstone Building Brands, Inc. (a)	3,869,200
417,300	Curtiss-Wright Corp.	43,311,567
3,135,297	Delta Air Lines, Inc.	119,015,874
1,509,078	Everarc Holdings Ltd. (a)	21,127,092
17,500	FedEx Corp.	4,118,450
320,300	Gibraltar Industries, Inc. (a)	28,708,489
326,100	Hawaiian Holdings, Inc.	6,381,777
1,205,700	Jacobs Engineering Group, Inc.	121,727,472
6,378,225	JetBlue Airways Corp. (a)	91,463,747
380,300	Lyft, Inc. - Class A (a)	16,908,138
133,500	Masonite International Corp. (a)	13,283,250
3,632,600	NN, Inc. (a) (b)	21,904,578
37,500	Old Dominion Freight Line, Inc.	7,275,000
15,800	Ryanair Holdings PLC - ADR (a)	1,502,106
1,882,000	Southwest Airlines Co.	82,695,080
301,300	Spirit Airlines, Inc. (a)	7,815,722
39,500	TransDigm Group, Inc. (a)	21,854,560
266,700	Uber Technologies, Inc. (a)	13,583,031
2,523,070	United Airlines Holdings, Inc. (a)	100,897,569
279,200	WillScot Mobile Mini Holdings Corp. (a)	6,619,832
		1,052,472,596

	Information Technology - 27.8%
169,700	2U, Inc. (a)	6,940,730
62,200	908 Devices, Inc. (a)	3,427,842
237,100	Adobe, Inc. (a)	108,774,367
277,500	Ambarella, Inc. (a)	26,184,900
119,300	Applied Materials, Inc.	11,533,924
2,694,300	Arlo Technologies, Inc. (a)	22,659,063
68,400	ASML Holding N.V. - ADR	36,536,544

31,700	Autodesk, Inc. (a)	8,794,531
2,205,000	Axcelis Technologies, Inc. (a) (b)	75,499,200
13,532,126	BlackBerry Ltd. (a)	190,802,977
201,100	Cerence, Inc. (a)	22,505,101
175,000	Corning, Inc.	6,277,250
841,900	Cree, Inc. (a)	85,099,252
164,099	CrowdStrike Holdings, Inc. - Class A (a)	35,412,564
89,000	CyberArk Software Ltd. (a)	14,262,250
100,000	Dell Technologies, Inc. - Class C (a)	7,289,000
1,163,200	Descartes Systems Group, Inc. (The) (a)	71,024,992
282,100	Digimarc Corp. (a)	10,962,406
28,825	DocuSign, Inc. (a)	6,713,054
75,400	FARO Technologies, Inc. (a)	5,320,978
9,816,100	Flex Ltd. (a)	173,156,004
1,016,100	FormFactor, Inc. (a)	41,528,007
1,285,860	Hewlett Packard Enterprise Co.	15,867,512
510,000	HP, Inc.	12,413,400
278,892	HubSpot, Inc. (a)	103,803,602
148,650	Intuit, Inc.	53,696,840
763,000	Jabil, Inc.	31,565,310
179,800	Keysight Technologies, Inc. (a)	25,457,882
126,188	Keywords Studios PLC - GBP (a)	4,716,597
506,100	KLA Corp.	141,743,427
143,600	MACOM Technology Solutions Holdings, Inc. (a)	8,165,096
481,624	Materialise NV - ADR (a)	31,445,231
2,641,500	MaxLinear, Inc. (a)	82,916,685
5,040,200	Micron Technology, Inc. (a)	394,496,454
34,900	MongoDB, Inc. (a)	12,899,389
400	nCino, Inc. (a)	28,680
1,985,567	NetApp, Inc.	131,921,072
1,101,703	nLIGHT, Inc. (a)	34,901,951
1,264,000	Nuance Communications, Inc. (a)	57,562,560
1,870,925	Nutanix, Inc. - Class A (a)	57,100,631
162,560	NVIDIA Corp.	84,464,550
3,300	Okta, Inc. - Class A (a)	854,733
245,000	OSI Systems, Inc. (a)	22,054,900
33,200	Palo Alto Networks, Inc. (a)	11,644,900
20,616	Perspecta, Inc.	596,833
1,528,000	Plantronics, Inc.	48,468,160
189,400	Pluralsight, Inc. - Class A (a)	3,939,520
1,370,893	PROS Holdings, Inc. (a)	57,769,431
690,623	QUALCOMM, Inc.	107,930,563
196,600	Rapid7, Inc. (a)	17,068,812
21,650	RingCentral, Inc. - Class A (a)	8,073,718
6,820,500	ServiceSource International, Inc. (a) (b)	10,708,185
1,523,500	Splunk, Inc. (a)	251,423,205
1,991,300	Stratasys Ltd. (a)	82,658,863
815,000	Trimble, Inc. (a)	53,716,650
136,200	Unity Software, Inc. (a)	20,405,484
887,329	Universal Display Corp.	204,813,280
225,000	VMware, Inc. - Class A (a)	31,016,250
358,830	Western Digital Corp.	20,248,777
600	Zoom Video Communications, Inc. - Class A (a)	223,242
		3,209,487,311

	Materials - 0.2%
110,200	Albemarle Corp.	17,925,132
26,000	Ingevity Corp. (a)	1,707,940
1,737,400	Marrone Bio Innovations, Inc. (a)	2,884,084
		22,517,156

	Real Estate - 0.1%
237,089	EPR Properties	9,398,208
10,000	Safehold, Inc.	735,800
		10,134,008

	TOTAL COMMON STOCKS
	(Cost $4,937,834,273)	$11,027,779,401

	PREFERRED STOCKS - 0.1%
	Financials - 0.1%
779,276	Fannie Mae Fixed-to-Floating Rate Non-Cumulative Preferred Stock Series S, Perpetual Maturity 7.750% (a)	4,480,837
1,512,400	Freddie Mac Fixed-to-Floating Rate Non-Cumulative Preferred Stock Series Z, Perpetual Maturity 7.875% (a)	8,348,448
		12,829,285

	TOTAL PREFERRED STOCKS
	(Cost $12,785,458)	12,829,285

	RIGHTS - 0.0%
	Health Care - 0.0%
2,980,900	Ligand Pharmaceuticals, Inc. - CVR (Issue Date 10/1/20) (a) (c) (d)	2,235,675
3,786,300	Mereo BioPharma Group PLC - CVR (Issue Date 4/23/19) (a) (c) (d)	0
		2,235,675

	Consumer Discretionary - 0.0%
983,300	Tuesday Morning Corp. (Issue Date 1/5/21) (a) (c) (d)	1,179,960

	TOTAL RIGHTS
	(Cost $0)	3,415,635

	WARRANTS - 0.0%
	Industrials - 0.0%
364,100	Everarc Holdings Ltd. (Expiration Date 12/1/22) (a) (c)	109,230

	TOTAL WARRANTS
	(Cost $3,641)	109,230

Shares		Value
	SHORT-TERM INVESTMENTS - 4.5%
518,917,073	Dreyfus Treasury Securities Cash Management Fund - Institutional Shares - 0.01% (e)	$518,917,073
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $518,917,073)	518,917,073
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $5,469,540,445) - 100.0%	11,563,050,624
	Liabilities in Excess of Other Assets - (0.0)%	(917,328)
	TOTAL NET ASSETS - 100.0%	$11,562,133,296

ADR	American Depository Receipt
CAD	Canadian Dollars
CHF	Swiss Francs
CVR	Contingent Value Rights
EUR	Euros
GBP	British Pound Sterling
HKD	Hong Kong Dollars
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company.
(c)	Illiquid security
(d)	Fair-valued security
(e)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time the Fund calculates its net asset value per share (“NAV”). To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. In determining fair value, the Fund takes into account all relevant factors and available information.  Consequently, the price of a security used by the Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective new asset values as determined by those funds, in accordance with the 1940 Act.

Valuation Measurements

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value.  These standards require additional disclosure about the various inputs and valuation techniques used to develop the  measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability.  These standards state that “observable inputs” reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources.   “Unobservable inputs” reflect the Fund’s own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of the Fund’s investments, and at the lowest level for any significant input determines leveling.  These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Fund’s own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of the Fund assets by level within the fair value hierarchy for the Fund as of January 31, 2021. These assets are measured on a recurring basis.
		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable
		identical assets	inputs	inputs
Fund	Description	(Level 1)	(Level 2)	(Level 3)	Total

Aggressive	Common Stocks(1)	$11,027,779,401	$-	$-	$11,027,779,401
Growth Fund	Preferred Stocks(2)	12,829,285	-	-	12,829,285
	Rights(3)	-	-	3,415,635	3,415,635
	Warrants(4)	109,230	-	-	109,230
	Short-Term Investments	518,917,073	-	-	518,917,073
	Total Investments in Securities	$11,559,634,989	$-	$3,415,635	$11,563,050,624

(1) Refer to the Fund’s respective Schedule of Investments for the breakdown of major categories.
(2) Financials
(3) Health Care & Consumer Discretionary
(4) Industrials

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.
Aggressive Growth Fund		Ligand Pharmaceuticals, Inc. - CVR	Tuesday Morning Corp.
Balance at October 31, 2020		$2,235,675	$-
Purchase (Received)		-	1,179,960
Sales		-	-
Realized Gain (Loss)		-	-
Change in unrealized appreciation		-	-
Transfer into Level 3		-	-
Balance at January 31, 2021		$2,235,675	$1,179,960

Other Affiliates

Certain of the Funds’ investments are in companies that are considered to be affiliated companies of a Fund because the Fund owns 5% or more of the outstanding voting securities of the company. With respect to each such investment, refer to each Fund’s respective Schedule of Investments for the information on the sector, the number of shares held, and the percentages of net assets held in each sector. Transactions during the period in securities of these companies were as follows:

PRIMECAP Odyssey Aggressive Growth Fund
		Current Period Transactions

Common Stock	Market Value at October 31, 2020	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at January 31, 2021
Axcelis Technologies, Inc.	$52,175,687	$-	$5,086,440	$-	$3,613,929	$24,796,024	$75,499,200
Calithera Biosciences, Inc.	24,949,566	-	-	-	-	(4,722,093)	20,227,473
Cerus Corp	56,543,025	-	3,515,547	-	532,347	13,840,718	67,400,543
comScore, Inc.	7,514,251	-	-	-	-	4,501,018	12,015,269
Epizyme, Inc.	120,597,842	-	-	-	-	(13,757,520)	106,840,322
Fluidigm Corp.	25,397,962	-	1,087,400	-	(3,086,933)	6,303,618	27,527,247
Nektar Therapeutics	178,046,827	-	1,361,418	-	(334,797)	43,470,459	219,821,071
NMI Holdings, Inc. - Class A(1)	91,535,559	339,799	11,107,572	-	2,600,564	(2,661,373)	N/A
NN, Inc.	20,575,968	-	1,334,868	-	(3,721,043)	6,384,521	21,904,578
Rhythm Pharmaceuticals, Inc.	73,281,649	9,537,478	-	-	-	33,111,734	115,930,861
ServiceSource International, Inc.	9,480,495	-	-	-	-	1,227,690	10,708,185
Wave Life Sciences Ltd.	20,185,557	3,439,347	-	-	-	9,450,173	33,075,077
Xencor, Inc.	164,006,990	-	-	-	-	31,493,786	195,500,776
Total	$844,291,378	$13,316,624	$23,493,245	$-	$(395,933)	$153,438,755	$906,450,602

(1) No longer an affiliate as of January 31, 2021.